UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
2/28/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.09% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

California (0.2%)

CA State Muni Fin. Auth. Solid Waste Mandatory Put Bonds (1/2/18) (Republic Svcs., Inc.), 1.40%, 9/1/21	A-2	$2,200,000	$2,200,066

			2,200,066
Guam (0.8%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5.625%, 12/1/29 (Prerefunded 12/1/19)	BBB+	3,000,000	3,213,090

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	518,370

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,100,000	2,291,541

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	1,300,000	1,424,527
5.00%, 10/1/34	Baa2	700,000	733,460

			8,180,988
Nevada (0.3%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 1.22%, 6/1/42	VMIG1	3,500,000	3,500,000

			3,500,000
New York (95.6%)

Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6.25%, 11/15/38 (Prerefunded 11/15/20)	AAA/P	4,110,000	4,594,857
(Albany College of Pharmacy), 5.00%, 12/1/33	BBB+	325,000	355,280
(Albany College of Pharmacy), 5.00%, 12/1/32	BBB+	495,000	543,307
(Empire Commons Student Hsg.), 5.00%, 5/1/31	A	700,000	793,632
(Albany College of Pharmacy), 5.00%, 12/1/30	BBB+	250,000	275,825
(Empire Commons Student Hsg.), 5.00%, 5/1/30	A	350,000	398,437

Brookhaven, Local Dev. Corp. Rev. Bonds (Jeffersons Ferry), 5.25%, 11/1/36	BBB+/F	1,200,000	1,357,632

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Brooklyn Events Ctr., LLC (Pilot Bonds)), Ser. A, 5.00%, 7/15/42	Baa3	2,000,000	2,214,100

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6.875%, 7/1/40 (Prerefunded 7/1/18)	AAA/P	715,000	727,384

Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa1	1,000,000	1,108,830
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	4,890,627
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB-	1,000,000	1,057,580
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	559,180

Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,529,833
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	464,056
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	287,068

Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,114,300
(YMCA of Greater NY), 5.00%, 8/1/40	A-	2,050,000	2,239,420
5.00%, 7/1/40	A+	3,175,000	3,528,124
(Queens College), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,189,606
(Pratt Paper, LLC), 5.00%, 1/1/35	B+/P	1,750,000	1,881,740
(South Bronx Charter School for Intl. Cultures), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,062,700
(Bronx Charter School for Excellence), 5.00%, 4/1/33	BBB-	500,000	523,935
(YMCA of Greater NY), 5.00%, 8/1/32	A-	1,740,000	1,870,900

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5.875%, 4/1/42	Baa3	2,000,000	2,081,460

Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	3,315,000	3,383,720
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	300,000	336,174

Erie Cnty., Fiscal Stability Auth. Rev. Bonds (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	597,724
5.00%, 9/1/38	Aa1	1,500,000	1,743,630
5.00%, 9/1/37	Aa1	1,000,000	1,164,220
5.00%, 9/1/36	Aa1	1,500,000	1,750,380
5.00%, 9/1/35	Aa1	1,250,000	1,462,025

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM, U.S. Govt. Coll.
5.75%, 5/1/28 (Prerefunded 5/1/18)	Aa2	5,000,000	5,036,750
5.75%, 5/1/25 (Prerefunded 5/1/18)	Aa2	7,500,000	7,555,125

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges)
5.25%, 9/1/44	A	2,000,000	2,244,800
5.00%, 9/1/32	A	2,000,000	2,215,920

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	491,100

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Adelphi U.), Ser. B, 5.25%, 2/1/39	A-	1,500,000	1,545,285
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,120,170
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,479,377
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,348,272
(Molloy College), 5.00%, 7/1/38	BBB	480,000	529,632
(Molloy College), 5.00%, 7/1/37	BBB	315,000	348,094
(Adelphi U.), Ser. B, 5.00%, 2/1/34	A-	3,000,000	3,081,870
(Hofstra U.), 5.00%, 7/1/28	A2	650,000	709,436

Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	Aa3	1,180,000	1,292,017
FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa3	1,920,000	2,139,475
5.00%, 2/15/38	Aa3	11,000,000	12,530,650
5.00%, 2/15/35	Aa3	2,000,000	2,288,340

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters)
5.50%, 10/1/37	A3	4,010,000	5,093,502
5.25%, 10/1/35	A3	4,000,000	4,925,080

Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
5.00%, 9/1/42	A3	2,000,000	2,261,340
5.00%, 9/1/37	A3	1,000,000	1,138,510
5.00%, 9/1/36	A3	1,000,000	1,139,380
5.00%, 9/1/35	A3	1,000,000	1,142,020
5.00%, 9/1/34	A3	1,000,000	1,145,530
5.00%, 9/1/33	A3	500,000	574,975

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. C, AGC, 5.25%, 9/1/29	AA	3,835,000	4,602,345
Ser. B, 5.00%, 9/1/46	A3	2,500,000	2,791,100
Ser. B, 5.00%, 9/1/45	A3	2,000,000	2,227,000
Ser. A, 5.00%, 9/1/44	A3	8,500,000	9,459,650
Ser. B, 5.00%, 9/1/41	A3	5,250,000	5,890,133
Ser. A, 5.00%, 9/1/39	A3	8,800,000	9,788,064
Ser. B, 5.00%, 9/1/36	A3	1,500,000	1,692,345
AGM, zero %, 6/1/28	AA	2,510,000	1,805,669

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5.00%, 11/15/41	AA-	3,305,000	3,647,695
Ser. C, 5.00%, 11/15/41 (Prerefunded 11/15/22)	AAA/P	695,000	792,481
Ser. C, U.S. Govt. Coll., 5.00%, 11/15/41 (Prerefunded 11/15/22)	AAA/P	2,000,000	2,280,520
Ser. D, 5.00%, 11/15/38	AA-	4,070,000	4,559,255
Ser. B, 5.00%, 11/15/37	AA-	2,500,000	2,831,225
Ser. B, 5.00%, 11/15/33	AA-	5,220,000	5,975,491
Ser. D-1, 5.00%, 11/15/33	AA-	960,000	1,091,990
(Green Bonds), Ser. C-1, 4.00%, 11/15/35	AA-	21,000,000	21,893,541

Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.54%, 11/1/26	AA	5,175,000	5,171,015

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AA	8,200,000	8,443,540
Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AAA/P	800,000	823,760
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,596,128
(Climate Board Certified-Green Bonds), Ser. B-1, 5.00%, 11/15/47	AA	2,500,000	2,852,525
(Green Bonds), Sub-Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	4,018,070
(Green Bonds), Sub-Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	4,038,300

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	A-	3,000,000	3,282,420
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	A-	2,000,000	2,150,440
(Rochester Gen. Hosp.), 5.00%, 12/1/35	A-	600,000	669,306
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,136,330
(U. of Rochester), Ser. B, 5.00%, 7/1/33 (Prerefunded 7/1/23)	Aa3	2,795,000	3,219,952
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	A-	1,250,000	1,354,338
(U. of Rochester), Ser. B, 5.00%, 7/1/32 (Prerefunded 7/1/23)	Aa3	3,040,000	3,502,202
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	896,784
(U. of Rochester), Ser. C, 4.00%, 7/1/37	Aa3	2,700,000	2,819,691
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	890,452
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	785,693
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,050,860
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,054,960
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,591,110
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,703,824
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,064,890

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	9,500,000	10,320,610

Nassau Cnty., G.O. Bonds
Ser. C, 5.00%, 10/1/31	A+	5,000,000	5,759,750
Ser. A, AGM, 5.00%, 4/1/30	AA	8,680,000	9,725,246

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa1	2,050,000	2,185,649
(Winthrop U. Hosp. Assn.), 5.00%, 7/1/37	Baa2	1,000,000	1,063,050
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,479,104
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,643,640
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa1	1,255,000	1,369,343

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	B-	5,640,000	5,640,959

New Rochelle, Corp. Local Dev. Rev. Bonds (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	377,797

New York, G.O. Bonds, Ser. 1-I, 5.00%, 3/1/36	Aa2	5,000,000	5,647,600

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5.00%, 5/1/42	BBB+	1,000,000	1,081,360
5.00%, 5/1/35	BBB+	1,670,000	1,817,511
5.00%, 5/1/30	BBB+	2,230,000	2,454,650

Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5.25%, 11/1/42	Ba3	2,450,000	2,451,593

Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	509,265

Niagara Frontier Trans. Auth. Rev. Bonds (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/28	Baa1	2,560,000	2,847,104
5.00%, 4/1/27	Baa1	875,000	976,736
5.00%, 4/1/24	Baa1	2,000,000	2,271,920

NY City, G.O. Bonds
Ser. E-1, 5.25%, 3/1/34(FWC)	Aa2	5,000,000	5,962,900
Ser. B-1, 5.00%, 10/1/37	Aa2	3,000,000	3,445,140
Ser. F-1, 5.00%, 3/1/37	Aa2	2,000,000	2,215,660
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,284,160
Ser. E, 5.00%, 8/1/34	Aa2	6,360,000	7,258,859
Ser. A-1, 5.00%, 8/1/32	Aa2	5,000,000	5,478,650

NY City, Cultural Resource Rev. Bonds (Museum of Modern Art), Ser. 1A, 5.00%, 4/1/31 (Prerefunded 10/1/18)	Aa2	3,500,000	3,575,845

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45%, 11/1/46	AA+	2,670,000	2,682,789
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35%, 5/1/41	AA+	1,200,000	1,206,972
(Multi-Fam. Hsg.), Ser. H-2-A, 5.20%, 11/1/35	AA+	1,675,000	1,680,142
Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,160,320

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,052,800
(Queens Baseball Stadium), AMBAC, 5.00%, 1/1/24	BBB	3,500,000	3,544,170

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB	1,500,000	1,610,190

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.25%, 6/15/40	Aa1	10,000,000	10,436,400
Ser. DD, 5.00%, 6/15/47	Aa1	5,000,000	5,667,950
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	5,994,100
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	13,975,510
(2nd Gen. Resolution), Ser. BB, 5.00%, 6/15/46	Aa1	2,500,000	2,795,775
(2nd Gen. Resolution), Ser. HH, 5.00%, 6/15/39	Aa1	9,000,000	10,195,020

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	5,834,556
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,137,870
Ser. A-1, 5.00%, 11/1/38	AAA	2,500,000	2,822,450
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	5,671,000
Ser. A-1, 5.00%, 5/1/32	AAA	4,780,000	5,489,878
Ser. E-1, 5.00%, 2/1/31	AAA	2,600,000	2,989,506

NY City, Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, Sub-Ser. 3H, 1.10%, 11/1/22	VMIG1	8,060,000	8,060,000

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	7,274,410
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	5,116,976
Ser. S-1, 5.00%, 7/15/37	Aa2	7,500,000	8,313,975
Ser. S-5, 5.00%, 1/15/30	Aa2	3,375,000	3,471,255
Ser. S-1, 5.00%, 1/15/29	Aa2	5,000,000	5,015,100
Ser. S-1, 5.00%, 1/15/25	Aa2	3,000,000	3,009,150

NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42	Aa3	1,915,000	2,127,259
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/38	Aa3	1,250,000	1,393,875
(Whitney Museum of American Art), 5.00%, 7/1/31	A	2,000,000	2,153,940

NY Counties, Tobacco Trust IV Rev. Bonds (Tobacco Settlement), Ser. A, 5.00%, 6/1/38	B-	7,250,000	7,069,185

NY Counties, Tobacco Trust VI Rev. Bonds (Tobacco Settlement)
5.00%, 6/1/51	BBB	3,300,000	3,433,188
5.00%, 6/1/41	BBB+	250,000	270,870
5.00%, 6/1/36	A-	265,000	290,069

NY Counties., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5.75%, 6/1/43	BBB	840,000	852,936

NY Counties., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6.00%, 6/1/43	A3	100,000	100,175

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5.625%, 1/15/46	AA+	2,000,000	2,144,180

NY State Convention Ctr. Dev. Corp. Rev. Bonds (Hotel Unit Fee)
5.00%, 11/15/45	Aa3	3,000,000	3,361,590
zero %, 11/15/50	Aa3	7,000,000	1,809,430

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6.00%, 7/1/40 (Prerefunded 7/1/20)	A3	1,500,000	1,649,265
(Brooklyn Law School), 5.75%, 7/1/33	Baa1	1,000,000	1,040,890
(City U.), Ser. A, 5.75%, 7/1/18	Aa2	2,230,000	2,263,628
(Skidmore College), Ser. A, 5.50%, 7/1/41	A1	3,000,000	3,320,250
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	7,761,060
(Fordham U.), Ser. A, 5.50%, 7/1/36 (Prerefunded 7/1/21)	A2	1,800,000	2,012,454
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	3,500,000	4,269,930
(Manhattan Marymount), 5.25%, 7/1/29	Baa2	2,000,000	2,071,200
(Highland Hosp. Rochester), 5.20%, 7/1/32	A2	1,000,000	1,056,340
(Mount Sinai School of Medicine), FNMA Coll., FHL Banks Coll., 5.125%, 7/1/39 (Prerefunded 7/1/19)	A3	5,000,000	5,231,000
Ser. A, 5.00%, 3/15/44	AAA	5,500,000	6,170,890
(St. Francis College), 5.00%, 10/1/40	A-	3,000,000	3,188,550
Ser. 15B-B, 5.00%, 3/15/35	AAA	5,000,000	5,720,700
(St. Francis College), 5.00%, 10/1/32	A-	2,360,000	2,518,096
Ser. A, 5.00%, 3/15/32	AAA	2,905,000	3,377,644

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), FHL Banks Coll., U.S. Govt. Coll., 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	7,500,000	7,764,675
(North Shore Long Island Jewish Oblig. Group), Ser. A, U.S. Govt. Coll., 5.50%, 5/1/37 (Prerefunded 5/1/19)	A3	11,500,000	12,020,375
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	735,000	831,829
(North Shore Long Island Jewish Oblig. Group), Ser. E, 5.50%, 5/1/33	A3	2,000,000	2,074,460
(St. Joseph's College), 5.25%, 7/1/35	Ba1	2,000,000	2,057,740
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	42,127
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,757,775
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,282,690
(Pratt Institute), 5.00%, 7/1/39	A3	2,750,000	3,085,830
(Pratt Institute), Ser. A, 5.00%, 7/1/39	A3	1,000,000	1,102,970
(Rochester Inst. of Tech.), 5.00%, 7/1/38	A1	2,000,000	2,191,020
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,568,294
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,347,820
(Memorial Sloan-Kettering Cancer Ctr.), 5.00%, 7/1/36	Aa3	1,125,000	1,227,949
(Memorial Sloan-Kettering Cancer Ctr.), Ser. A1, 5.00%, 7/1/36	Aa3	5,690,000	5,746,103
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,279,740
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	378,658
(NYU), Ser. A, 5.00%, 7/1/34	Aa2	10,000,000	11,634,500
(Pratt Institute), Ser. A, 5.00%, 7/1/34	A3	1,000,000	1,114,490
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	3,022,113
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A3	360,000	406,760
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,627,550
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,970
(New School (The)), 5.00%, 7/1/31	A3	5,000,000	5,425,250
(NYU Hosp. Ctr.), 5.00%, 7/1/31	A3	1,320,000	1,492,247
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,145,150
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,133,600
(Brooklyn Law School), Ser. A, 5.00%, 7/1/29	Baa1	1,000,000	1,095,510
(NYU), Ser. A, 5.00%, 7/1/29	Aa2	1,500,000	1,758,225
(NYU), Ser. B, FHLMC Coll., FNMA Coll., FHL Banks Coll., 5.00%, 7/1/29 (Prerefunded 7/1/18)	Aa2	5,000,000	5,060,900
(Brooklyn Law School), Ser. A, 5.00%, 7/1/27	Baa1	1,000,000	1,101,540
(Brooklyn Law School), Ser. A, 5.00%, 7/1/26	Baa1	1,000,000	1,106,300
(Teachers College), Ser. A, 5.00%, 7/1/26	A1	1,000,000	1,108,040

NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,629,380
5.00%, 12/1/36	Baa3	700,000	755,307

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Gen. Purpose), Ser. C, 5.00%, 3/15/41	AAA	10,000,000	10,864,000
(Group C), Ser. B, 5.00%, 2/15/41	AAA	5,000,000	5,650,050
(Bidding Group 3 Bonds), Ser. B, 5.00%, 2/15/39	AAA	9,400,000	10,778,886
Ser. B, 5.00%, 2/15/34	AAA	3,685,000	4,271,210
(Group B), Ser. B, 5.00%, 2/15/34	AAA	1,000,000	1,143,540
(Gen. Purpose), Ser. D, 5.00%, 2/15/33	AAA	5,000,000	5,745,700

NY State Dorm. Auth. State Supported Debt Rev. Bonds
(State U. of NY), Ser. A, 5.00%, 7/1/42	Aa2	2,000,000	2,189,320
(State U. of NY), Ser. A, 5.00%, 7/1/41	Aa2	5,250,000	5,726,490
(City U. of NY), Ser. B, 5.00%, 7/1/26	AA	5,000,000	5,060,700

NY State Energy Research & Dev. Auth. Gas Fac. FRN (Brooklyn Union Gas), Ser. A-1, NATL, 2.187%, 12/1/20	A2	5,000,000	5,000,000

NY State Env. Fac. Corp. Rev. Bonds
(State Clean Wtr. & Drinking), Ser. A, 5.00%, 6/15/34	Aaa	10,000,000	10,433,500
(State Clean Wtr. & Drinking Revolving Funds), Ser. A, 5.00%, 6/15/29	Aaa	2,500,000	2,524,750
(United Wtr. New Rochelle), Ser. A, 4.875%, 9/1/40	A-	5,000,000	5,289,500

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B-	2,000,000	1,994,220

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5.00%, 11/1/42	Aa2	4,660,000	4,781,719
Ser. B, 4.85%, 11/1/41	Aa2	2,600,000	2,641,054

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,062,960
(7 World Trade Ctr.), Class 2, 5.00%, 9/15/43	A1	4,000,000	4,354,320
(1 WTC Port Auth. Construction), 5.00%, 12/15/41	Aa3	7,500,000	8,212,875
(7 World Trade Ctr.), Class 1, 5.00%, 9/15/40	Aaa	4,815,000	5,325,053
(4 World Trade Ctr.), 5.00%, 11/15/31	A+	2,500,000	2,753,150

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.), Class 1-3, 5.00%, 11/15/44	BB-/P	3,000,000	3,174,690

NY State Mtge. Agcy. Rev. Bonds
Ser. 189, 3.85%, 10/1/34	Aa1	1,935,000	1,950,441
Ser. 186, 2.00%, 4/1/19	Aa1	2,090,000	2,092,884

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/38	Aa1	2,000,000	2,210,800

NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A3	2,000,000	2,219,740
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/28 (Prerefunded 10/1/18)	AA	3,000,000	3,064,140
Ser. H, NATL, 5.00%, 1/1/28	A2	1,235,000	1,238,384
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/27 (Prerefunded 10/1/18)	AA	4,000,000	4,085,520
5.00%, 1/1/24	A2	1,250,000	1,434,600

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.25%, 1/1/50	Baa3	1,000,000	1,095,560
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,500,000	2,715,600
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,090,400
(American Airlines, Inc.-John F. Kennedy Intl. Arpt.), 5.00%, 8/1/31	BB-	1,500,000	1,589,610
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa1	1,500,000	1,657,350

NY State Urban Dev. Corp. Rev. Bonds
(Clarkson Ctr.), 5.50%, 1/1/20	Aa2	730,000	767,705
Ser. B-1, U.S. Govt. Coll., 5.00%, 3/15/36 (Prerefunded 3/15/19)	AAA	9,000,000	9,334,890
Ser. A-1, U.S. Govt. Coll., 5.00%, 12/15/28 (Prerefunded 12/15/18)	AAA	5,000,000	5,144,900
Ser. B, 5.00%, 1/1/27	AA	7,000,000	7,080,780

NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds
(Group C), Ser. A , 5.00%, 3/15/38	AAA	6,515,000	7,530,558
Ser. C-2, 5.00%, 3/15/31	AAA	5,000,000	5,860,150

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5.875%, 12/1/29	BB-/P	1,000,000	1,002,650

Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,434,902

Onondaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.)
5.00%, 12/1/36	Aa3	2,000,000	2,198,040
5.00%, 12/1/31	Aa3	2,000,000	2,279,840

Onondaga, Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5.375%, 7/1/40	Baa2	3,900,000	4,100,538
(Jewish Home of Central NY Oblig. Group), 5.25%, 3/1/31	B/P	2,035,000	1,916,095
(Le Moyne College), 5.00%, 7/1/32	Baa2	1,635,000	1,733,362

Port Auth. of NY & NJ Rev. Bonds
(John F. Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	1,000,000	1,046,090
5.375%, 3/1/28	Aa3	1,000,000	1,180,500
Ser. 186, 5.00%, 10/15/44	Aa3	8,000,000	8,857,680
Ser. 206th, 5.00%, 11/15/42	Aa3	5,000,000	5,643,000
Ser. 194th, 5.00%, 10/15/41	Aa3	5,450,000	6,175,450
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,837,325
Ser. 185th, 5.00%, 9/1/30	Aa3	2,000,000	2,253,400

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	3,500,000	3,841,705

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 3/1/24	AA	1,600,000	1,811,968

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5.00%, 7/1/32	A1	3,430,000	3,787,200

Southold, Local Dev. Corp. Rev. Bonds (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,342,588

St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds (Clarkson U.), Ser. A
5.25%, 9/1/33	A3	1,050,000	1,157,510
5.00%, 9/1/41	A3	1,750,000	1,898,085

Suffolk Cnty., G.O. Bonds, Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,683,000

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6.00%, 12/1/40	BBB-/F	1,225,000	1,324,862

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	1,210,000	1,210,496

Syracuse, Indl. Dev. Agcy. Rev. Bonds (Carousel Ctr.), Ser. A
5.00%, 1/1/36	Baa1	2,750,000	2,939,778
5.00%, 1/1/35	Baa1	1,525,000	1,640,382

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U.)
Ser. A-2, 1.09%, 12/1/37	VMIG1	7,535,000	7,535,000
Ser. A-1, 1.09%, 7/1/37	VMIG1	5,780,000	5,780,000

Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5.375%, 7/1/41 (Prerefunded 1/1/21)	A2	1,000,000	1,102,870
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB	2,800,000	2,955,092
(Ithaca College), 5.00%, 7/1/41	A2	715,000	806,062
(Ithaca College), 5.00%, 7/1/37	A2	250,000	283,625
(Ithaca College), 5.00%, 7/1/35	A2	150,000	170,982
(Ithaca College), 5.00%, 7/1/34	A2	150,000	171,524

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,632,594
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,236,300
Ser. A, 5.00%, 11/15/39	Aa3	3,500,000	3,952,515
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,146,750
Ser. C, 5.00%, 11/15/29 (Prerefunded 11/15/18)	AAA/P	1,545,000	1,585,494
Ser. C, 5.00%, 11/15/29	Aa3	955,000	978,531
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,355,171
Ser. A, zero %, 11/15/30	A1	7,000,000	4,555,810

TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	8,285,000	9,135,207

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2
6.125%, 11/1/37	Baa2	380,000	414,143
U.S. Govt. Coll., 6.125%, 11/1/37 (Prerefunded 11/1/20)	AAA/P	3,005,000	3,348,982

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	2,750,000	3,050,823

Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/47	BBB	1,000,000	1,114,220
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,705,100
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,381,236

Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,353,800

Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,150,000	2,381,921

Yonkers, G.O. Bonds
Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,516,602
Ser. E, AGM, 5.00%, 9/1/23	AA	3,135,000	3,578,446

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	BB-	1,920,000	1,921,248

			976,606,469
Puerto Rico (0.5%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/20	Baa2	365,000	369,836
NATL, U.S. Govt. Coll., 5.50%, 7/1/20 (Escrowed to maturity)	Baa2	635,000	690,347
NATL, 5.50%, 7/1/19	Baa2	540,000	545,206

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
AMBAC, zero %, 8/1/47	Ca	15,000,000	2,692,500
NATL, zero %, 8/1/43	Baa2	5,000,000	1,050,150

			5,348,039
Texas (0.2%)

Mission, Econ. Dev. Corp. Solid Waste Disp. Mandatory Put Bonds (7/2/18) (Republic Svcs., Inc.), Ser. A, 1.45%, 1/1/20	A-2	2,100,000	2,100,147

			2,100,147
Utah (0.6%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 1.11%, 5/15/37	VMIG1	5,800,000	5,800,000

			5,800,000
Wisconsin (0.5%)

Pub. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (2/1/18) (Waste Mgt., Inc.), Ser. A-2, 1.60%, 10/1/25	A-2	5,500,000	5,500,330

			5,500,330

Total municipal bonds and notes (cost $986,846,972)			$1,009,236,039

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(NON)(F)		600	$1,357,806

Total Unitized trust (cost $1,816,443)			$1,357,806

TOTAL INVESTMENTS

Total investments (cost $988,663,415)			$1,010,593,845

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,022,150,512.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	14.7%
	Tax bonds	14.1
	Transportation	13.1
	Utilities	12.8
	Prerefunded	11.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,009,236,039	$—
Unitized trust	—	—	1,357,806

Totals by level	$—	$1,009,236,039	$1,357,806

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018